Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	$ 79,211,785		$ 66,363,306
Fair value through income	41,223		40,416
Derivative investments	721,736		831,707
Equity securities, available-for-sale	6,226		29,112
Equity securities, trading	314,023		227,822
Corporate-owned life insurance	312,419		290,752
Separate account assets	30,789,371		30,747,777
Total assets accounted for at fair value	111,396,783		98,530,892
Liabilities accounted for at fair value:
Derivative liabilities	448,220		1,391,989
Separate account liabilities	30,789,371		30,747,777
Reserves at fair value	17,052,283	[1]	11,943,461	[1]
Total liabilities accounted for at fair value	48,289,874		44,083,227
U.S. Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	1,232,954		1,118,443
Agencies not backed by the full faith and credit of the U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	145,350		511,829
States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	7,540,942		4,958,360
Foreign government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	311,675		365,234
Public utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	6,328,249		5,136,210
Corporate securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	49,497,457		41,676,852
Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	14,097,897		12,525,293
Collateralized mortgage obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	12,032		14,212
Collateralized debt obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	45,229		56,873
Income Producing
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale			40,416
Fair Value, Inputs, Level 1
Assets accounted for at fair value:
Fair value through income	41,223
Derivative investments	32		1,151
Equity securities, available-for-sale	6,226		29,112
Equity securities, trading	286,971		206,500
Separate account assets	30,789,371		30,747,777
Total assets accounted for at fair value	32,356,777		32,143,399
Liabilities accounted for at fair value:
Derivative liabilities			770
Separate account liabilities	30,789,371		30,747,777
Total liabilities accounted for at fair value	30,789,371		30,748,547
Fair Value, Inputs, Level 1 | U.S. Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	1,232,954		1,118,443
Fair Value, Inputs, Level 1 | Income Producing
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale			40,416
Fair Value, Inputs, Level 2
Assets accounted for at fair value:
Derivative investments	710,121		821,890
Equity securities, trading	27,052		21,322
Corporate-owned life insurance	312,419		290,752
Total assets accounted for at fair value	73,213,955		62,356,592
Liabilities accounted for at fair value:
Derivative liabilities	447,463		1,361,968
Total liabilities accounted for at fair value	447,463		1,361,968
Fair Value, Inputs, Level 2 | Agencies not backed by the full faith and credit of the U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	145,350		511,829
Fair Value, Inputs, Level 2 | States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	7,540,942		4,958,360
Fair Value, Inputs, Level 2 | Foreign government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	277,528		331,950
Fair Value, Inputs, Level 2 | Public utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	5,807,050		4,935,015
Fair Value, Inputs, Level 2 | Corporate securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	44,284,896		37,949,049
Fair Value, Inputs, Level 2 | Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	14,096,565		12,522,213
Fair Value, Inputs, Level 2 | Collateralized mortgage obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	12,032		14,212
Fair Value, Inputs, Level 3
Assets accounted for at fair value:
Derivative investments	11,583		8,666
Total assets accounted for at fair value	5,826,051		4,030,901
Liabilities accounted for at fair value:
Derivative liabilities	757		29,251
Reserves at fair value	17,052,283	[1]	11,943,461	[1]
Total liabilities accounted for at fair value	17,053,040		11,972,712
Fair Value, Inputs, Level 3 | Foreign government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	34,147		33,284
Fair Value, Inputs, Level 3 | Public utilities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	521,199		201,195
Fair Value, Inputs, Level 3 | Corporate securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	5,212,561		3,727,803
Fair Value, Inputs, Level 3 | Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	1,332		3,080
Fair Value, Inputs, Level 3 | Collateralized debt obligations
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale	$ 45,229		$ 56,873

[1]	Reserves at fair value are reported in account balances and future policy benefit reserves on the Consolidated Balance Sheets.